UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22126

Name of Fund: BlackRock Defined Opportunity Credit Trust (BHL)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Defined Opportunity Credit Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2014

Date of reporting period: 05/31/2014

Item 1 – Schedule of Investments

Schedule of Investments May 31, 2014 (Unaudited)	BlackRock Defined Opportunity Credit Trust (BHL)
(Percentages shown are based on Net Assets)

Common Stocks (a)		Shares	Value

Diversified Consumer Services — 0.3%
Cengage Thomson Learning		8,922	$322,869

Hotels, Restaurants & Leisure — 0.5%
BLB Worldwide Holdings, Inc.		21,020	648,993

Software — 0.3%
HMH Holdings/EduMedia		24,355	443,748

Total Common Stocks — 1.1%			1,415,610

Asset-Backed Securities (b)(c)		Par (000)

Asset-Backed Securities — 1.7%
ALM Loan Funding, Series 2013-7RA, Class C, 3.68%, 4/24/24	USD	500	482,373
Atrium CDO Corp., Series 9A, Class D, 3.73%, 2/28/24		250	240,705
Carlyle Global Market Strategies CLO Ltd., Series 2012-4A, Class D, 4.73%, 1/20/25		250	250,552
Fraser Sullivan CLO VII Ltd., Series 2012-7A, Class C, 4.23%, 4/20/23		215	213,290
North End CLO Ltd., Series 2013-1A, Class D, 3.73%, 7/17/25		250	237,405
Octagon Investment Partners XVII Ltd., Series 2013-1A, Class D, 3.44%, 10/25/25		250	236,606
Race Point CLO Ltd., Series 2012-6A, Class D, 4.73%, 5/24/23		250	250,138
Symphony CLO Ltd., Series 2012-10A, Class D, 5.48%, 7/23/23		350	350,942

Total Asset-Backed Securities — 1.7%			2,262,011

Corporate Bonds

Airlines — 0.7%
American Airlines Pass-Through Trust, Series 2013-2, Class C, 6.00%, 1/15/17 (c)		250	261,250
Delta Air Lines Pass-Through Trust, Series 2009-1, Class B, 9.75%, 6/17/18		48	54,542

Corporate Bonds		Par (000)	Value

Airlines (concluded)
US Airways Pass-Through Trust, Series 2012-2, Class C, 5.45%, 6/03/18	USD	590	$606,225

			922,017

Auto Components — 0.2%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
3.50%, 3/15/17		164	165,845
4.88%, 3/15/19		105	107,494

			273,339

Chemicals — 0.1%
INEOS Finance PLC, 8.38%, 2/15/19 (c)		110	120,725

Commercial Services & Supplies — 0.3%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 2.98%, 12/01/17 (b)		68	68,510
AWAS Aviation Capital Ltd., 7.00%, 10/17/16 (c)		250	257,466
United Rentals North America, Inc., 5.75%, 7/15/18		80	85,400

			411,376

Communications Equipment — 0.4%
Avaya, Inc., 7.00%, 4/01/19 (c)		101	99,990
Zayo Group LLC/Zayo Capital, Inc., 8.13%, 1/01/20		380	415,150

			515,140

Diversified Financial Services — 0.3%
Ally Financial, Inc., 2.91%, 7/18/16 (b)		275	282,043
Reynolds Group Issuer, Inc., 7.13%, 4/15/19		120	126,000

			408,043

Diversified Telecommunication Services — 0.3%
Level 3 Financing, Inc. (c):
3.82%, 1/15/18 (b)		228	231,420
6.13%, 1/15/21		127	134,302

			365,722

Hotels, Restaurants & Leisure — 0.3%
Caesars Entertainment Operating Co., Inc., 9.00%, 2/15/20		433	345,317

Independent Power Producers & Energy Traders — 0.1%
Calpine Corp., 6.00%, 1/15/22 (c)		80	85,800

BLACKROCK DEFINED OPPORTUNITY CREDIT TRUST	MAY 31, 2014	1

Schedule of Investments (continued)	BlackRock Defined Opportunity Credit Trust (BHL)
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value

Media — 0.2%
NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp., 5.00%, 8/01/18 (c)	USD	96	$99,840
Numericable Group SA, 6.00%, 5/15/22 (c)		200	207,500

			307,340

Oil, Gas & Consumable Fuels — 0.1%
EP Energy LLC/Everest Acquisition Finance, Inc., 6.88%, 5/01/19		145	155,150

Road & Rail — 0.2%
Florida East Coast Holdings Corp., 6.75%, 5/01/19 (c)		196	204,085

Wireless Telecommunication Services — 0.0%
T-Mobile USA, Inc., 6.13%, 1/15/22		50	53,000

Total Corporate Bonds — 3.2%			4,167,054

Floating Rate Loan Interests (b)

Aerospace & Defense — 1.7%
DigitalGlobe, Inc., Term Loan B, 3.75%, 1/31/20		510	510,487
TASC, Inc., 2nd Lien Term Loan, 12.00%, 5/30/21		275	271,048
Transdigm, Inc.:
Term Loan C, 3.75%, 2/28/20		222	220,719
Term Loan D, 3.75%, 5/31/21		200	198,678
TransUnion LLC, Term Loan, 4.00%, 3/17/21		1,090	1,086,142

			2,287,074

Air Freight & Logistics — 0.5%
CEVA Group PLC, Synthetic LC, 6.50%, 3/19/21		166	162,438
CEVA Intercompany BV, Dutch Term Loan, 6.50%, 3/19/21		175	171,298
CEVA Logistics U.S. Holdings, Inc., Term Loan, 6.50%, 3/19/21		241	236,274
CEVA Logistics Canada ULC, Canadian Term Loan, 6.50%, 3/19/21		30	29,535

			599,545

Airlines — 0.8%
Delta Air Lines, Inc., 2018 Term Loan B1, 3.50%, 10/18/18		325	323,600
Northwest Airlines, Inc., Term Loan:
2.18%, 3/10/17		178	172,860
1.56%, 9/10/18		245	232,577

Floating Rate Loan Interests (b)		Par (000)	Value

Airlines (concluded)
US Airways Group, Inc., Term Loan B1, 3.50%, 5/23/19	USD	257	$256,702

			985,739

Auto Components — 3.0%
Affinia Group Intermediate Holdings, Inc., Term Loan B2, 4.75%, 4/27/20		317	317,784
Armored Autogroup, Inc., Term Loan B, 6.00% - 6.50%, 11/04/16		58	57,664
Autoparts Holdings Ltd.:
1st Lien Term Loan, 6.50%, 7/28/17		626	625,753
2nd Lien Term Loan, 10.50%, 1/29/18		285	270,750
Dayco Products LLC, Term Loan B, 5.25%, 12/12/19		359	359,998
FPC Holdings, Inc., 1st Lien Term Loan, 5.25%, 11/19/19		329	324,779
The Goodyear Tire & Rubber Co., 2nd Lien Term Loan, 4.75%, 4/30/19		1,150	1,154,025
Transtar Holding Co., 1st Lien Term Loan, 5.75%, 10/09/18		481	479,109
UCI International, Inc., Term Loan B, 5.50%, 7/26/17		339	338,943

			3,928,805

Automobiles — 0.3%
Chrysler Group LLC:
2018 Term Loan B, 3.25%, 12/31/18		190	188,812
Term Loan B, 3.50%, 5/24/17		200	200,000

			388,812

Building Products — 2.9%
Continental Building Products LLC, 1st Lien Term Loan, 4.25%, 8/28/20		394	393,406
CPG International, Inc., Term Loan, 4.75%, 9/30/20		976	975,772
GYP Holdings III Corp., 1st Lien Term Loan, 4.75%, 4/01/21		320	316,800
Interline Brands, Inc., Term Loan, 4.00%, 3/17/21		305	303,094
Momentive Performance Materials, Inc., DIP Term Loan B, 4.00%, 4/30/15		100	100,083
Nortek, Inc., Term Loan, 3.75%, 12/31/20		150	150,094
Ply Gem Industries, Inc., Term Loan, 4.00%, 2/01/21		225	222,469

BLACKROCK DEFINED OPPORTUNITY CREDIT TRUST	MAY 31, 2014	2

Schedule of Investments (continued)	BlackRock Defined Opportunity Credit Trust (BHL)
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (b)		Par (000)	Value

Building Products (concluded)
Quikrete Holdings, Inc., 1st Lien Term Loan, 4.00%, 9/28/20	USD	403	$402,723
Wilsonart LLC:
Incremental Term Loan B2, 4.00%, 10/31/19		110	108,560
Term Loan B, 4.00%, 10/31/19		790	781,611

			3,754,612

Capital Markets — 0.5%
Affinion Group, Inc.:
2nd Lien Term Loan, 8.50%, 10/12/18		212	212,993
Term Loan B, 6.75%, 4/30/18		301	302,111
American Capital Holdings, Inc., 2017 Term Loan, 3.50%, 8/22/17		197	196,965

			712,069

Chemicals — 4.5%
Allnex (Luxembourg) & Cy S.C.A., Term Loan B1, 4.50%, 10/03/19		255	255,059
Allnex USA, Inc., Term Loan B2, 4.50%, 10/03/19		132	132,338
Axalta Coating Systems US Holdings, Inc., Term Loan, 4.00%, 2/01/20		729	728,743
CeramTec Acquisition Corp., Term Loan B2, 4.25%, 8/28/20		27	26,892
Chemtura Corp., Term Loan B, 3.50%, 8/27/16		324	324,214
Chromaflo Technologies Corp.:
1st Lien Term Loan, 4.50%, 12/02/19		259	259,026
2nd Lien Term Loan, 8.25%, 5/30/20		110	110,550
Evergreen Acqco 1 LP, Term Loan, 5.00%, 7/09/19		477	477,843
INEOS U.S. Finance LLC:
3 Year Term Loan, 2.15%, 5/04/15		88	87,907
6 Year Term Loan, 3.75%, 5/04/18		195	193,195
MacDermid, Inc., 1st Lien Term Loan, 4.00%, 6/07/20		352	351,985
Minerals Technology, Inc., Term Loan B, 4.00%, 5/09/21		500	501,250
Nexeo Solutions LLC, Term Loan B, 5.00%, 9/08/17		582	580,607

Floating Rate Loan Interests (b)		Par (000)	Value

Chemicals (concluded)
OXEA Finance LLC:
2nd Lien Term Loan, 8.25%, 7/15/20	USD	315	$317,888
Term Loan B2, 4.25%, 1/15/20		582	582,075
Royal Adhesives and Sealants LLC, 1st Lien Term Loan, 5.50%, 7/31/18		156	157,263
Tata Chemicals North America, Inc., Term Loan B, 3.75%, 8/07/20		134	133,318
Tronox Pigments (Netherlands) B.V., Term Loan, 4.00%, 3/19/20		407	406,960
Univar, Inc., Term Loan B, 5.00%, 6/30/17		223	223,012

			5,850,125

Commercial Banks — 0.3%
Redtop Acquisitions Ltd.:
1st Lien Term Loan, 4.50%, 12/03/20		259	260,322
2nd Lien Term Loan, 8.25%, 6/03/21		70	71,571

			331,893

Commercial Services & Supplies — 5.9%
ADS Waste Holdings, Inc., Term Loan, 3.75%, 10/09/19		738	733,535
ARAMARK Corp.:
Extended Synthetic Line of Credit 2, 3.65%, 7/26/16		14	13,787
Extended Synthetic Line of Credit 3, 3.65%, 7/26/16		9	9,324
Term Loan E, 3.25%, 9/07/19		325	322,767
AWAS Finance Luxembourg 2012 S.A., Term Loan, 3.50%, 7/16/18		285	285,426
Brand Energy & Infrastructure Services, Inc., Term Loan B, 4.75%, 11/26/20		870	871,596
Catalent Pharma Solutions, Inc.:
Term Loan, 6.50%, 12/29/17		115	115,863
Term Loan B, 4.50%, 9/15/21		700	702,625
Connolly LLC:
1st Lien Term Loan, 5.00%, 1/29/21		675	680,488
2nd Lien Term Loan, 8.00%, 4/23/22		325	327,844
KAR Auction Services, Inc., Term Loan B2, 3.50%, 3/11/21		310	308,168
Koosharem LLC, Exit Term Loan, 8.75%, 4/29/20		550	554,125

BLACKROCK DEFINED OPPORTUNITY CREDIT TRUST	MAY 31, 2014	3

Schedule of Investments (continued)	BlackRock Defined Opportunity Credit Trust (BHL)
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (b)		Par (000)	Value

Commercial Services & Supplies (concluded)
Livingston International, Inc.:
1st Lien Term Loan, 5.00%, 4/16/19	USD	308	$307,675
2nd Lien Term Loan, 9.00%, 4/20/20		200	201,617
Protection One, Inc., Term Loan, 4.25%, 3/21/19		469	468,768
Spin Holdco, Inc., Term Loan B, 4.25%, 11/14/19		926	924,259
US Ecology, Inc., Term Loan, 3.75%, 5/15/21		225	226,125
West Corp., Term Loan B10, 3.25%, 6/30/18		681	673,174

			7,727,166

Communications Equipment — 2.4%
Alcatel-Lucent USA, Inc., Term Loan C, 4.50%, 1/30/19		1,203	1,204,370
Applied Systems, Inc.:
1st Lien Term Loan, 4.25%, 1/25/21		185	184,884
2nd Lien Term Loan, 7.50%, 1/23/22		85	86,403
Avaya, Inc., Extended Term Loan B3, 4.73%, 10/26/17		346	334,172
CommScope, Inc., Term Loan B3, 2.65% - 2.73%, 1/21/17		157	157,678
Zayo Group LLC/Zayo Capital Inc., Term Loan B, 4.00%, 7/02/19		1,238	1,234,963

			3,202,470

Construction & Engineering — 1.0%
BakerCorp International, Inc., Term Loan, 4.25%, 2/14/20		300	296,064
Centaur Acquisition LLC:
1st Lien Term Loan, 5.25%, 2/20/19		485	485,332
2nd Lien Term Loan, 8.75%, 2/15/20		280	282,800
USIC Holdings, Inc., 1st Lien Term Loan, 4.00%, 7/10/20		268	264,960

			1,329,156

Construction Materials — 1.6%
Filtration Group Corp.:
1st Lien Term Loan, 4.50%, 11/21/20		219	220,730
2nd Lien Term Loan, 8.25%, 11/21/21		120	122,100
HD Supply, Inc., Term Loan B, 4.00%, 6/28/18		1,608	1,606,779

Floating Rate Loan Interests (b)		Par (000)	Value

Construction Materials (concluded)
McJunkin Red Man Corp., Term Loan, 5.00%, 11/08/19	USD	149	$149,872

			2,099,481

Containers & Packaging — 1.2%
Ardagh Holdings USA, Inc.:
Incremental Term Loan, 4.00%, 12/17/19		210	209,649
Term Loan B, 4.25%, 12/17/19		289	289,547
Berry Plastics Holding Corp., Term Loan E, 3.75%, 1/06/21		630	627,231
Rexam PLC:
1st Lien Term Loan, 4.25%, 3/21/21		170	170,957
2nd Lien Term Loan, 8.00%, 3/21/22		60	59,925
Tekni-Plex, Inc., Term Loan B, 4.75% - 6.00%, 8/25/19		244	243,418

			1,600,727

Distributors — 1.3%
ABC Supply Co., Inc., Term Loan, 3.50%, 4/16/20		1,144	1,139,547
American Tire Distributors Holdings, Inc., Term Loan B, 5.75%, 6/01/18		90	90,225
Crossmark Holdings, Inc., 1st Lien Term Loan, 4.50%, 12/20/19		232	229,354
VWR Funding, Inc., Term Loan, 3.40%, 4/03/17		276	276,490

			1,735,616

Diversified Consumer Services — 2.2%
Allied Security Holdings LLC:
1st Lien Term Loan, 4.25%, 2/12/21		656	653,136
2nd Lien Term Loan, 8.00%, 8/13/21		91	90,842
Bright Horizons Family Solutions, Inc., Term Loan B, 3.75% - 5.00%, 1/30/20		637	636,460
Garda World Security Corp.:
Delayed Draw Term Loan, 4.00%, 11/06/20		69	68,344
Term Loan B, 4.00%, 11/06/20		268	267,164
ROC Finance LLC, Term Loan, 5.00%, 6/20/19		249	244,397
ServiceMaster Co., Term Loan, 4.25%, 1/31/17		466	466,198

BLACKROCK DEFINED OPPORTUNITY CREDIT TRUST	MAY 31, 2014	4

Schedule of Investments (continued)	BlackRock Defined Opportunity Credit Trust (BHL)
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (b)		Par (000)	Value

Diversified Consumer Services (concluded)
Weight Watchers International, Inc., Term Loan B2, 4.00%, 4/02/20	USD	629	$496,458

			2,922,999

Diversified Financial Services — 1.9%
AssuredPartners Capital, Inc.:
1st Lien Term Loan, 4.50%, 3/31/21		335	334,859
2nd Lien Term Loan, 7.75%, 4/04/22		100	99,875
Reynolds Group Holdings, Inc., Dollar Term Loan, 4.00%, 12/01/18		747	747,461
RPI Finance Trust, Term Loan B3, 3.25%, 11/09/18		87	86,795
SAM Finance Luxembourg S.A.R.L., Term Loan, 4.25%, 12/17/20		594	595,738
WMG Acquisition Corp., Term Loan, 3.75%, 7/01/20		591	580,534

			2,445,262

Diversified Telecommunication Services — 4.2%
Consolidated Communications, Inc., Term Loan B, 4.25%, 12/23/20		691	694,099
Hawaiian Telcom Communications, Inc., Term Loan B, 5.00%, 6/06/19		522	523,774
Integra Telecom, Inc.:
2nd Lien Term Loan, 9.75%, 2/22/20		255	259,554
Term Loan B, 5.25%, 2/22/19		460	461,750
Level 3 Financing, Inc.:
2019 Term Loan, 4.00%, 8/01/19		220	220,220
2019 Term Loan B, 4.00%, 1/15/20		2,160	2,163,240
Syniverse Holdings, Inc., Term Loan B, 4.00%, 4/23/19		446	445,423
US Telepacific Corp., Term Loan B, 5.75%, 2/23/17		730	731,038

			5,499,098

Electric Utilities — 0.5%
American Energy - Utica LLC:
2nd Lien Term Loan, 5.50%, 9/30/18		228	244,214
Incremental Term Loan, 11.00%, 9/30/18		100	105,500

Floating Rate Loan Interests (b)		Par (000)	Value

Electric Utilities (concluded)
Sandy Creek Energy Associates LP, Term Loan B, 5.00%, 11/06/20	USD	299	$300,579

			650,293

Electrical Equipment — 1.3%
Southwire Co., Term Loan, 3.25%, 2/10/21		265	264,412
Texas Competitive Electric Holdings Co. LLC:
DIP Term Loan, 3.75%, 5/05/16		286	286,555
Extended Term Loan, 4.74%, 10/10/17		1,505	1,203,789

			1,754,756

Electronic Equipment, Instruments & Components — 0.5%
CDW LLC, Term Loan, 3.25%, 4/29/20		655	645,748

Energy Equipment & Services — 0.5%
Dynegy Holdings, Inc., Term Loan B2, 4.00%, 4/23/20		258	258,280
MEG Energy Corp., Refinancing Term Loan, 3.75%, 3/31/20		359	359,680

			617,960

Food & Staples Retailing — 1.4%
Alliance Boots Holdings Ltd., Term Loan B1, 3.46%, 7/09/15	GBP	672	1,125,165
Rite Aid Corp., 2nd Lien Term Loan, 5.75%, 8/21/20	USD	235	239,651
Supervalu, Inc., Refinancing Term Loan B, 4.50%, 3/21/19		511	510,025

			1,874,841

Food Products — 3.6%
AdvancePierre Foods, Inc., Term Loan, 5.75%, 7/10/17		200	199,075
CTI Foods Holding Co. LLC, 1st Lien Term Loan, 4.50%, 6/29/20		259	258,376
Del Monte Foods, Inc., 1st Lien Term Loan, 4.25%, 2/18/21		394	393,110
Diamond Foods, Inc., Term Loan, 4.25%, 8/20/18		684	682,758
Dole Food Co., Inc., Term Loan B, 4.50%, 11/01/18		603	603,355
GFA Brands, Inc., Term Loan B, 5.00%, 7/09/20		109	109,448
H.J. Heinz Co., Term Loan B1, 3.25%, 6/07/19		74	74,446
Hearthside Food Solutions LLC, Term Loan, 4.50%, 4/07/21		275	275,916

BLACKROCK DEFINED OPPORTUNITY CREDIT TRUST	MAY 31, 2014	5

Schedule of Investments (continued)	BlackRock Defined Opportunity Credit Trust (BHL)
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (b)		Par (000)	Value

Food Products (concluded)
Michael Foods Group, Inc., Term Loan, 5.25%, 2/25/18	USD	165	$165,100
Performance Food Group Co., 2nd Lien Term Loan, 6.25%, 11/14/19		375	378,384
Pinnacle Foods Finance LLC:
Incremental Term Loan H, 3.25%, 4/29/20		124	123,571
Term Loan G, 3.25%, 4/29/20		693	688,918
Reddy Ice Corp.:
1st Lien Term Loan, 6.75% - 7.75%, 5/01/19		564	553,014
2nd Lien Term Loan, 10.75%, 11/01/19		270	248,400

			4,753,871

Health Care Equipment & Supplies — 7.1%
Arysta LifeScience Corp.:
1st Lien Term Loan, 4.50%, 5/29/20		933	933,724
2nd Lien Term Loan, 8.25%, 11/30/20		380	383,800
Biomet, Inc., Term Loan B2, 3.65% - 3.73%, 7/25/17		754	755,085
Capsugel Holdings US, Inc., Term Loan B, 3.50%, 8/01/18		471	469,016
DJO Finance LLC, 2017 Term Loan, 4.25%, 9/15/17		978	979,412
Fresenius SE & Co. KGaA:
Incremental Term Loan B, 2.57%, 6/30/19	EUR	120	162,557
Term Loan B, 2.23%, 8/07/19	USD	617	615,228
The Hologic, Inc., Term Loan B, 3.25%, 8/01/19		763	760,815
Iasis Healthcare LLC, Term Loan B2, 4.50%, 5/03/18		95	95,245
Immucor, Inc., Refinancing Term Loan B2, 5.00%, 8/17/18		805	803,730
Kinetic Concepts, Inc., Term Loan E1, 4.00%, 5/04/18		119	119,464
Leonardo Acquisition Corp., Term Loan, 4.25%, 1/31/21		445	443,888
LHP Hospital Group, Inc., Term Loan, 9.00%, 7/03/18		125	119,556
Millennium Laboratories, Inc., Term Loan B, 5.25%, 4/16/21		575	578,237
National Vision, Inc.:
1st Lien Term Loan, 4.00%, 3/12/21		639	630,110
2nd Lien Term Loan, 6.75%, 3/07/22		120	119,550

Floating Rate Loan Interests (b)		Par (000)	Value

Health Care Equipment & Supplies (concluded)
Onex Carestream Finance LP:
1st Lien Term Loan, 5.00%, 6/07/19	USD	225	$225,551
2nd Lien Term Loan, 9.50%, 12/07/19		238	242,468
Ortho-Clinical Diagnostics, Inc., Term Loan B, 3.50%, 5/07/21		920	923,570

			9,361,006

Health Care Providers & Services — 6.0%
American Renal Holdings, Inc., 1st Lien Term Loan, 4.50%, 9/20/19		653	652,583
Ardent Medical Services, Inc., Term Loan, 6.75%, 7/02/18		262	262,015
CHS/Community Health Systems, Inc., Term Loan D, 4.25%, 1/27/21		1,960	1,970,496
Convatec, Inc., Term Loan, 4.00%, 12/22/16		540	540,110
DaVita, Inc.:
Term Loan B, 4.50%, 10/20/16		993	992,899
Term Loan B2, 4.00%, 11/01/19		404	405,139
Envision Acquisition Co. LLC, 1st Lien Term Loan, 5.75%, 11/04/20		239	239,397
Envision Healthcare Corp., Term Loan, 4.00%, 5/25/18		425	424,675
Genesis HealthCare Corp., Term Loan B, 10.00% - 10.75%, 9/25/17		272	276,926
HCA, Inc., Extended Term Loan B4, 2.98%, 5/01/18		234	233,855
Ikaria, Inc.:
1st Lien Term Loan, 5.00%, 2/12/21		270	270,845
2nd Lien Term Loan, 8.75%, 2/14/22		70	70,933
inVentiv Health, Inc.:
Combined Term Loan, 7.50%, 8/04/16		217	217,380
Incremental Term Loan B3, 7.75%, 5/15/18		219	218,256
MPH Acquisition Holdings LLC, Term Loan, 4.00%, 3/31/21		529	524,894
National Mentor Holdings, Inc., Term Loan B, 4.75%, 1/31/21		190	190,713

BLACKROCK DEFINED OPPORTUNITY CREDIT TRUST	MAY 31, 2014	6

Schedule of Investments (continued)	BlackRock Defined Opportunity Credit Trust (BHL)
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (b)		Par (000)	Value

Health Care Providers & Services (concluded)
Surgical Care Affiliates, Inc., Class C Incremental Term Loan, 4.00%, 6/29/18	USD	422	$419,703

			7,910,819

Health Care Technology — 0.7%
IMS Health, Inc., Term Loan, 3.50%, 3/17/21		760	754,818
MedAssets, Inc., Term Loan B, 4.00%, 12/13/19		172	171,811

			926,629

Hotels, Restaurants & Leisure — 11.8%
Bally Technologies, Inc., Term Loan B, 4.25%, 11/25/20		322	323,030
Belmond Interfin Ltd., Term Loan B, 4.00%, 3/21/21		480	480,902
Boyd Gaming Corp., Term Loan B, 4.00%, 8/14/20		262	262,302
Bronco Midstream Funding LLC, Term Loan B, 5.00%, 8/17/20		709	708,753
Caesars Entertainment Operating Co., Term Loan B7, 9.75%, 3/01/17		618	611,270
Caesars Entertainment Resort Properties LLC, Term Loan B, 7.00%, 10/12/20		1,501	1,493,838
Diamond Resorts Corp., Term Loan, 5.50%, 4/23/21		550	553,438
Four Seasons Holdings, Inc., 2nd Lien Term Loan, 6.25%, 12/28/20		330	334,125
Hilton Worldwide Finance LLC, Term Loan B2, 3.50%, 10/26/20		1,988	1,979,615
Intrawest ULC, Term Loan, 5.50%, 11/26/20		369	375,072
La Quinta Intermediate Holdings LLC, Term Loan B, 4.00%, 4/14/21		2,575	2,575,644
Las Vegas Sands LLC, Term Loan B, 3.25%, 12/19/20		599	597,351
Marina District Finance Co., Inc., Term Loan B, 6.75%, 8/15/18		222	225,066
MGM Resorts International, Term Loan B, 3.50%, 12/20/19		788	784,978
Pinnacle Entertainment, Inc., Term Loan B2, 3.75%, 8/13/20		444	444,309
Playa Resorts Holding BV, Term Loan B, 4.00%, 8/06/19		408	408,460
Sabre, Inc.:
Incremental Term Loan, 4.50%, 2/19/19		114	114,640

Floating Rate Loan Interests (b)		Par (000)	Value

Hotels, Restaurants & Leisure (concluded)
Sabre, Inc.: (concluded):
Term Loan B, 4.25%, 2/19/19	USD	316	$316,000
Station Casinos LLC, Term Loan B, 4.25%, 3/02/20		1,151	1,152,008
Travelport LLC:
2nd Lien Term Loan 1, 9.50%, 1/29/16		250	256,633
Refinancing Term Loan, 6.25%, 6/26/19		268	273,613
Twin River Management Group, Inc., Term Loan B:
5.25%, 11/09/18		565	562,199
5.25%, 4/10/20		265	264,669
Wendy's International, Inc., Term Loan B, 3.25%, 5/15/19		369	369,953

			15,467,868

Household Products — 1.2%
Bass Pro Group LLC, Term Loan, 3.75%, 11/20/19		636	634,399
Prestige Brands, Inc., Term Loan, 3.75%, 1/31/19		301	299,567
Spectrum Brands, Inc.:
Term Loan A, 3.00%, 9/07/17		226	225,873
Term Loan C, 3.50%, 9/04/19		342	340,806

			1,500,645

Independent Power Producers & Energy Traders — 0.4%
The AES Corp., Refinancing Term Loan B, 3.75%, 6/01/18		18	17,926
Calpine Corp., Term Loan B1, 4.00%, 4/01/18		211	211,520
La Frontera Generation LLC, Term Loan, 4.50%, 9/30/20		311	311,423

			540,869

Industrial Conglomerates — 0.8%
Sequa Corp., Term Loan B, 5.25%, 6/19/17		1,042	1,030,191

Insurance — 2.4%
Alliant Holdings I, Inc., Term Loan B, 4.25%, 12/20/19		415	415,390
Asurion LLC:
2nd Lien Term Loan, 8.50%, 3/03/21		155	159,069
Term Loan B1, 5.00%, 5/24/19		457	458,044
CNO Financial Group, Inc.:
Term Loan B1, 3.00%, 9/28/16		287	286,822
Term Loan B2, 3.75%, 9/20/18		519	518,800

BLACKROCK DEFINED OPPORTUNITY CREDIT TRUST	MAY 31, 2014	7

Schedule of Investments (continued)	BlackRock Defined Opportunity Credit Trust (BHL)
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (b)		Par (000)	Value

Insurance (concluded)
Cooper Gay Swett & Crawford Ltd.:
1st Lien Term Loan, 5.00%, 4/16/20	USD	417	$402,260
2nd Lien Term Loan, 8.25%, 10/16/20		200	193,000
Sedgwick, Inc.:
1st Lien Term Loan, 3.75%, 3/01/21		460	452,143
2nd Lien Term Loan, 6.75%, 2/28/22		260	258,794

			3,144,322

Internet Software & Services — 1.7%
Dealertrack Technologies, Inc., Term Loan B, 3.50%, 2/28/21		440	439,261
Go Daddy Operating Co. LLC, Term Loan B, 4.75%, 5/13/21		575	577,053
Interactive Data Corp., Term Loan B, 4.75%, 4/30/21		450	453,096
W3 Co.:
1st Lien Term Loan, 5.75%, 3/13/20		406	399,811
2nd Lien Term Loan, 9.25%, 9/11/20		155	154,613
Web.com Group, Inc., Term Loan B, 4.50%, 10/27/17		261	262,127

			2,285,961

IT Services — 3.5%
Ceridian Corp., Term Loan B, 4.40%, 5/09/17		871	871,991
First Data Corp.:
2018 Term Loan, 4.15%, 9/24/18		270	270,251
Extended 2018 Term Loan B, 4.15%, 3/24/18		2,310	2,309,095
Genpact International, Inc., Term Loan B, 3.50%, 8/30/19		431	431,083
InfoGroup, Inc., Term Loan, 7.50%, 5/25/18		245	217,065
SunGard Availability Services Capital, Inc., Term Loan B, 6.00%, 3/25/19		350	347,813
SunGard Data Systems, Inc., Term Loan E, 4.00%, 3/08/20		126	126,584

			4,573,882

Leisure Equipment & Products — 0.4%
Bauer Performance Sports Ltd., Term Loan B, 4.50%, 4/15/21		300	300,000

Floating Rate Loan Interests (b)		Par (000)	Value

Leisure Equipment & Products (concluded)
FGI Operating Co. LLC, Term Loan, 5.50%, 4/19/19	USD	205	$206,084

			506,084

Machinery — 3.7%
Alliance Laundry Systems LLC:
2nd Lien Term Loan, 9.50%, 12/10/19		131	132,545
Refinancing Term Loan, 4.50%, 12/10/18		357	356,689
Faenza Acquisition GmbH:
Term Loan B1, 4.25%, 8/31/20		271	271,353
Term Loan B3, 4.25%, 8/28/20		82	82,256
Gardner Denver, Inc., Term Loan:
4.25%, 7/30/20		887	886,091
4.75%, 7/30/20	EUR	126	173,106
Generac Power Systems, Inc., Term Loan B, 3.25%, 5/31/20	USD	326	323,272
Intelligrated, Inc., 1st Lien Term Loan, 4.50%, 7/30/18		394	392,774
Mirror Bidco Corp., Term Loan, 4.25%, 12/28/19		563	561,482
Navistar International Corp., Term Loan B, 5.75%, 8/17/17		206	209,068
Rexnord LLC, 1st Lien Term Loan B, 4.00%, 8/21/20		478	477,179
Silver II US Holdings LLC, Term Loan, 4.00%, 12/13/19		533	532,224
STS Operating, Inc., Term Loan, 4.75%, 2/19/21		155	155,194
Terex Corp., Term Loan, 4.00%, 4/28/17	EUR	34	45,884
Wabash National Corp., Term Loan B, 4.50%, 5/08/19	USD	288	286,805

			4,885,922

Media — 13.1%
Acosta, Inc., Term Loan B, 4.25%, 3/02/18		45	45,028
Activision Blizzard, Inc., Term Loan B, 3.25%, 10/12/20		589	588,948
Advanstar Communications, Inc., 2nd Lien Term Loan, 9.50%, 6/06/20		255	258,825
CBS Outdoor Americas Capital LLC, Term Loan B, 3.00%, 1/31/21		170	168,956
Cengage Learning Acquisitions, Inc.:
1st Lien Term Loan, 7.00%, 3/31/20		1,375	1,392,187
4.75%, 7/03/14 (d)		591	—

BLACKROCK DEFINED OPPORTUNITY CREDIT TRUST	MAY 31, 2014	8

Schedule of Investments (continued)	BlackRock Defined Opportunity Credit Trust (BHL)
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (b)		Par (000)	Value

Media (continued)
Charter Communications Operating LLC, Term Loan E, 3.00%, 7/01/20	USD	462	$454,797
Clear Channel Communications, Inc.:
Term Loan B, 3.80%, 1/29/16		148	146,105
Term Loan C, 3.80%, 1/29/16		38	37,441
Term Loan D, 6.90%, 1/30/19		1,564	1,544,753
Cumulus Media Holdings, Inc., 2013 Term Loan, 4.25%, 12/23/20		557	558,005
Getty Images, Inc., Term Loan B, 4.75%, 10/18/19		45	43,395
Hemisphere Media Group, Inc., Term Loan, 6.25%, 7/30/20		367	367,468
Hubbard Radio LLC, Term Loan B, 4.50%, 4/29/19		380	380,277
IMG Worldwide, Inc.:
1st Lien Term Loan, 5.25%, 5/06/21		515	517,189
2nd Lien Term Loan, 8.25%, 5/01/22		205	207,179
Intelsat Jackson Holdings SA, Term Loan B2, 3.75%, 6/30/19		983	983,507
Lions Gate Entertainment Corp., 2nd Lien Term Loan, 5.00%, 7/17/20		150	152,063
Live Nation Entertainment, Inc., Term Loan B1, 3.50%, 8/17/20		114	113,948
Media General, Inc., Delayed Draw Term Loan B, 4.25%, 7/31/20		390	391,088
Mediacom Communications Corp., Term Loan F, 2.63%, 1/31/18		255	252,343
Mediacom LLC, Term Loan E, 3.13%, 10/23/17		481	480,952
NEP/NCP Holdco, Inc.:
2nd Lien Term Loan, 9.50%, 7/22/20		131	135,043
Incremental Term Loan, 4.25%, 1/22/20		528	527,475
Numericable U.S. LLC:
Term Loan B1, 4.50%, 5/21/20		509	509,505
Term Loan B2, 4.50%, 5/21/20		440	440,791
Salem Communications Corp., Term Loan B, 4.50%, 3/13/20		385	384,852
SBA Senior Finance II LLC, Term Loan B1, 3.25%, 3/24/21		495	491,287
Sinclair Television Group, Inc., Term Loan B, 3.00%, 4/09/20		371	367,541
Tribune Co., Term Loan, 4.00%, 12/27/20		913	912,809

Floating Rate Loan Interests (b)		Par (000)	Value

Media (concluded)
Univision Communications, Inc., Term Loan C4, 4.00%, 3/01/20	USD	523	$521,927
UPC Financing Partnership, Term Loan AG, 4.02%, 3/31/21	EUR	281	385,064
Virgin Media Investment Holdings Ltd.:
Term Loan B, 3.50%, 6/05/20	USD	780	773,503
Term Loan E, 4.25%, 6/05/23	GBP	650	1,087,993
WideOpenWest Finance LLC, Term Loan B, 4.75%, 4/01/19	USD	511	513,386
Ziggo NV:
Term Loan B1A, 3.25%, 1/15/22		377	371,199
Term Loan B2A, 3.25%, 1/15/22		243	239,208
Term Loan B3, 3.25%, 1/15/22		399	393,412

			17,139,449

Metals & Mining — 2.2%
Ameriforge Group, Inc.:
1st Lien Term Loan, 5.00%, 12/19/19		370	370,789
2nd Lien Term Loan, 8.75%, 12/19/20		185	186,850
API Heat Transfer, Inc., Term Loan, 5.25%, 5/03/19		368	365,669
FMG Resources (August 2006) Property Ltd., Term Loan B, 3.75%, 6/30/19		544	543,185
Novelis, Inc., Term Loan, 3.75%, 3/10/17		786	785,618
Windsor Financing LLC, Term Loan B, 6.25%, 12/05/17		601	613,295

			2,865,406

Multiline Retail — 3.8%
99 ¢ Only Stores, Term Loan, 4.50%, 1/11/19		452	454,206
Apex Tool Group LLC, Term Loan B, 4.50%, 1/31/20		105	102,303
BJ's Wholesale Club, Inc.:
1st Lien Term Loan, 4.50%, 9/26/19		540	539,279
2nd Lien Term Loan, 8.50%, 3/26/20		200	205,750
HEMA Holding BV, Extended 2nd Lien Term Loan, 6.01%, 1/05/18	EUR	1,800	2,261,474
Hudson's Bay Co., 1st Lien Term Loan, 4.75%, 11/04/20	USD	430	433,781

BLACKROCK DEFINED OPPORTUNITY CREDIT TRUST	MAY 31, 2014	9

Schedule of Investments (continued)	BlackRock Defined Opportunity Credit Trust (BHL)
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (b)		Par (000)	Value

Multiline Retail (concluded)
The Neiman Marcus Group, Inc., Term Loan, 4.25%, 10/26/20	USD	986	$983,171

			4,979,964

Oil, Gas & Consumable Fuels — 2.9%
Arch Coal, Inc., Term Loan B, 6.25%, 5/16/18		429	422,083
Drillships Financing Holding, Inc., Term Loan B1, 6.00%, 3/31/21		274	274,929
EP Energy LLC/Everest Acquisition Finance Inc., Term Loan B3, 3.50%, 5/24/18		440	439,177
Fieldwood Energy LLC:
1st Lien Term Loan, 3.88%, 9/28/18		314	313,356
2nd Lien Term Loan, 8.38%, 9/30/20		135	138,833
Moxie Patriot LLC, Term Loan B1, 6.75%, 12/18/20		325	331,500
Obsidian Natural Gas Trust, Term Loan, 7.00%, 11/02/15		239	241,420
Offshore Group Investment Ltd., Term Loan B:
5.00%, 10/25/17		231	229,462
5.75%, 3/28/19		126	125,505
Panda Temple II Power LLC, Term Loan B, 7.25%, 4/03/19		360	367,200
Power Buyer LLC:
1st Lien Term Loan, 4.25%, 5/06/20		148	146,132
2nd Lien Term Loan, 8.25%, 11/06/20		105	104,081
Delayed Draw Term Loan, 4.25%, 5/06/20		8	7,822
Raven Power Finance LLC, Term Loan, 5.25%, 12/19/20		206	208,800
Western Refining, Inc., Term Loan B, 4.25%, 11/12/20		334	334,721
WTG Holdings III Corp.:
1st Lien Term Loan, 4.75%, 1/15/21		135	134,662
2nd Lien Term Loan, 8.50%, 1/15/22		30	30,075

			3,849,758

Pharmaceuticals — 5.7%
Akorn, Inc., Term Loan B, 4.50%, 4/16/21		410	410,512
Amneal Pharmaceuticals LLC, Term Loan, 5.75% - 7.00%, 11/01/19		279	279,645
CCC Information Services, Inc., Term Loan, 4.00%, 12/20/19		212	211,340

Floating Rate Loan Interests (b)		Par (000)	Value

Pharmaceuticals (concluded)
Endo Luxembourg Finance Co. I Sarl, Term Loan B, 3.25%, 2/28/21	USD	360	$357,001
Grifols Worldwide Operations USA, Inc., Term Loan B, 3.15%, 2/27/21		1,250	1,243,850
JLL/Delta Dutch Newco BV, 2021 Term Loan, 4.25%, 3/11/21		365	360,828
Mallinckrodt International Finance SA, Term Loan B, 3.50%, 3/19/21		530	526,687
Par Pharmaceutical Cos, Inc., Term Loan B2, 4.00%, 9/30/19		848	844,782
Pharmaceutical Product Development LLC, Term Loan B, 4.00%, 12/05/18		989	989,144
Quintiles Transnational Corp., Term Loan B3, 3.75%, 6/08/18		577	575,971
Valeant Pharmaceuticals International, Inc.:
Series C2 Term Loan B, 3.75%, 12/11/19		606	603,631
Series D2 Term Loan B, 3.75%, 2/13/19		655	653,855
Series E Term Loan B, 3.75%, 8/05/20		377	375,968

			7,433,214

Professional Services — 1.7%
Emdeon Business Services LLC, Term Loan B2, 3.75%, 11/02/18		720	719,896
Intertrust Group Holding BV, 2nd Lien Term Loan, 8.00%, 2/28/22		275	275,000
SIRVA Worldwide, Inc., Term Loan, 7.50%, 3/27/19		426	433,150
TriNet Group, Inc., Term Loan B2, 5.00%, 8/14/20		259	260,156
Truven Health Analytics, Inc., Term Loan B, 4.50%, 6/06/19		594	588,020

			2,276,222

Real Estate Investment Trusts (REITs) — 0.5%
IStar Financial, Inc., Term Loan, 4.50%, 10/16/17		580	580,395
Starwood Property Trust, Inc., Term Loan B, 3.50%, 4/17/20		66	65,251

			645,646

Real Estate Management & Development — 1.4%
CityCenter Holdings LLC, Term Loan B, 5.00%, 10/16/20		574	577,268

BLACKROCK DEFINED OPPORTUNITY CREDIT TRUST	MAY 31, 2014	10

Schedule of Investments (continued)	BlackRock Defined Opportunity Credit Trust (BHL)
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (b)		Par (000)	Value

Real Estate Management & Development (concluded)
Realogy Corp.:
Extended Letter of Credit, 4.40%, 10/10/16	USD	87	$86,455
Term Loan B, 3.75%, 3/05/20		1,191	1,191,121

			1,854,844

Road & Rail — 0.6%
Genesee & Wyoming, Inc., Term Loan A, 1.90%, 9/29/17		120	120,037
Road Infrastructure Investment LLC:
1st Lien Term Loan, 4.25%, 3/31/21		465	462,675
2nd Lien Term Loan, 7.75%, 9/21/21		225	223,499

			806,211

Semiconductors & Semiconductor Equipment — 1.5%
Avago Technologies Cayman Ltd., Term Loan B, 3.75%, 5/06/21		925	927,312
Freescale Semiconductor, Inc.:
Term Loan B4, 4.25%, 2/28/20		533	533,455
Term Loan B5, 5.00%, 1/15/21		164	164,823
NXP BV, Term Loan D, 3.75%, 1/11/20		328	325,149

			1,950,739

Software — 4.0%
BMC Software Finance, Inc., Term Loan, 5.00%, 9/10/20		559	559,762
Evertec Group LLC, Term Loan B, 3.50%, 4/17/20		243	238,603
GCA Services Group, Inc.:
2nd Lien Term Loan, 9.25%, 10/22/20		176	176,880
Term Loan B, 4.25% - 5.50%, 11/01/19		407	406,587
Infor US, Inc., Term Loan B5, 3.75%, 6/03/20		1,007	998,576
IQOR US, Inc., Term Loan B, 6.00%, 4/01/21		203	193,421
Kronos, Inc., 2nd Lien Term Loan, 9.75%, 4/30/20		409	423,551
Kronos Worldwide, Inc., Term Loan, 4.75%, 2/18/20		115	116,079
Mitchell International, Inc.:
1st Lien Term Loan, 4.50%, 10/12/20		509	510,481
2nd Lien Term Loan, 8.50%, 10/11/21		350	357,000

Floating Rate Loan Interests (b)		Par (000)	Value

Software (concluded)
RP Crown Parent LLC, Term Loan, 6.00%, 12/21/18	USD	356	$355,573
Shield Finance Co. Sarl, Term Loan, 5.00%, 1/27/21		155	155,581
Sophia LP, Term Loan B, 4.00%, 7/19/18		602	602,329
Websense, Inc., 2nd Lien Term Loan, 8.25%, 12/24/20		170	170,690

			5,265,113

Specialty Retail — 3.9%
Academy Ltd., Term Loan, 4.50%, 8/03/18		613	613,672
Burlington Coat Factory Warehouse Corp., Term Loan B2, 4.25%, 2/23/17		145	145,984
Equinox Holdings, Inc., Repriced Term Loan B, 4.25%, 1/31/20		225	225,028
The Gymboree Corp., Initial Term Loan, 5.00%, 2/23/18		77	62,789
Harbor Freight Tools USA, Inc., 1st Lien Term Loan, 4.75%, 7/26/19		453	455,274
Jo-Ann Stores, Inc., Term Loan, 4.00%, 3/16/18		370	368,345
Leslie's Poolmart, Inc., Term Loan, 4.25%, 10/16/19		553	551,134
Michaels Stores, Inc., Term Loan, 3.75%, 1/28/20		519	518,803
Party City Holdings, Inc., Term Loan, 4.00%, 7/27/19		951	944,454
Petco Animal Supplies, Inc., Term Loan, 4.00%, 11/24/17		777	779,035
Things Remembered, Inc., Term Loan B, 8.00%, 5/24/18		394	392,241
Toys 'R' Us-Delaware, Inc., Term Loan B3, 5.25%, 5/25/18		37	28,823

			5,085,582

Textiles, Apparel & Luxury Goods — 1.7%
Ascend Performance Materials LLC, Term Loan B, 6.75%, 4/10/18		532	526,185
Authentic Brands Group LLC, 1st Lien Term Loan, 5.50%, 5/21/21		500	496,250
J. Crew Group, Inc., Term Loan B, 4.00% - 5.25%, 3/05/21		470	466,945
Kate Spade & Co., Term Loan B, 4.00%, 4/09/21		375	374,906
Nine West Holdings, Inc.:
Guarantee Term Loan, 6.25%, 3/05/19		185	185,463

BLACKROCK DEFINED OPPORTUNITY CREDIT TRUST	MAY 31, 2014	11

Schedule of Investments (continued)	BlackRock Defined Opportunity Credit Trust (BHL)
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (b)		Par (000)	Value

Textiles, Apparel & Luxury Goods (concluded)
Nine West Holdings, Inc. (concluded):
Term Loan B, 4.75%, 10/08/19	USD	215	$215,673

			2,265,422

Thrifts & Mortgage Finance — 0.3%
IG Investment Holdings LLC, 1st Lien Term Loan, 5.25%, 10/31/19		444	444,930

Wireless Telecommunication Services — 0.5%
LTS Buyer LLC, 1st Lien Term Loan, 4.00%, 4/13/20		605	602,701

Total Floating Rate Loan Interests — 127.5%			167,297,517

Non-Agency Mortgage-Backed Securities — 0.2%

Commercial Mortgage-Backed Securities — 0.2%
Hilton USA Trust, Series 2013-HLT, Class EFX, 4.60%, 11/05/30 (b)(c)		304	314,762

Investment Companies		Shares

Capital Markets — 0.0%
Eaton Vance Floating-Rate Income Trust		12	182

Investment Companies		Shares	Value

Capital Markets (concluded)
Eaton Vance Senior Income Trust		3,347	$22,860

Total Investment Companies — 0.0%			23,042

Warrants (e) — 0.0%

Software — 0.0%
HMH Holdings/EduMedia (Issued/exercisable 3/09/10, 19 Shares for 1 Warrant, Expires 6/22/19, Strike Price $42.27)		691	2,853

Total Long-Term Investments (Cost — $173,849,234) — 133.7%			175,482,849

Short-Term Securities

BlackRock Liquidity Funds, TempFund, Institutional Class, 0.03% (f)(g)		3,235,985	3,235,985

Total Short-Term Securities (Cost — $3,235,985) — 2.5%			3,235,985

Total Investments (Cost — $177,085,219*) — 136.2%			178,718,834
Liabilities in Excess of Other Assets — (36.2)%			(47,515,891)

Net Assets — 100.0%			$131,202,943

*			As of May 31, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost			$177,539,501
Gross unrealized appreciation			$2,184,471
Gross unrealized depreciation			(1,005,138)
Net unrealized appreciation			$1,179,333

Notes to Schedule of Investments
(a)	Non-income producing security.
(b)	Variable rate security. Rate shown is as of report date.
(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.
(e)	Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

BLACKROCK DEFINED OPPORTUNITY CREDIT TRUST	MAY 31, 2014	12

Schedule of Investments (continued)	BlackRock Defined Opportunity Credit Trust (BHL)

(f)	Investments in issuers considered to be an affiliate of the Fund during the period ended May 31, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2013	Net Activity	Shares Held at May 31, 2014	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	1,298,269	1,937,716	3,235,985	$172

(g)	Represents the current yield as of report date.

Portfolio Abbreviations

ADS	American Depositary Shares
CLO	Collateralized Loan Obligation
DIP	Debtor-In-Possession
EUR	Euro
GBP	British Pound
USD	U.S. Dollar

•	Forward foreign currency exchange contracts outstanding as of May 31, 2014 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

EUR	19,000	USD	26,458	Citibank N.A.	7/23/14	$(559)
GBP	10,000	USD	16,887	The Bank of New York Mellon	7/23/14	(132)
USD	2,930,080	EUR	2,120,000	Barclays Bank PLC	7/23/14	40,318
USD	129,626	EUR	95,000	UBS AG	7/23/14	132
USD	2,105,019	GBP	1,253,000	Barclays Bank PLC	7/23/14	5,547
Total						$45,306

•	OTC credit default swaps – sold protection outstanding as of May 31, 2014 were as follows:

Issuer	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Market Value	Premiums Received	Unrealized Depreciation
Caesars Entertainment Operating Co., Inc.	5.00%	JPMorgan Chase Bank N.A.	12/20/15	C	USD	124	$(31,116)	$(24,123)	$(6,993)
Caesars Entertainment Operating Co., Inc.	5.00%	JPMorgan Chase Bank N.A.	12/20/15	C	USD	34	(8,627)	(5,798)	(2,829)
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs Bank USA	3/20/17	C	USD	89	(38,339)	(19,555)	(18,784)
Caesars Entertainment Operating Co., Inc.	5.00%	Deutsche Bank AG	6/20/17	C	USD	127	(59,193)	(30,096)	(29,097)
Caesars Entertainment Operating Co., Inc.	5.00%	Deutsche Bank AG	6/20/19	C	USD	1,400	(840,946)	(804,145)	(36,801)
Total							$(978,221)	$(883,717)	$(94,504)

[1] Using S&P’s rating of the issuer.
[2] The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of agreement.

BLACKROCK DEFINED OPPORTUNITY CREDIT TRUST	MAY 31, 2014	13

Schedule of Investments (continued)	BlackRock Defined Opportunity Credit Trust (BHL)

•	For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry subclassifications for reporting ease.

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

	•	Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

	•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund's policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and derivative financial instruments, please refer to the Fund's most recent financial statements as contained in its semi-annual report.

The following tables summarizes the Fund's investments and derivative financial instruments categorized in the disclosure hierarchy as of May 31, 2014:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments:
Common Stocks	—	$1,415,610	—	$1,415,610
Asset-Backed Securities	—	2,262,011	—	2,262,011
Corporate Bonds	—	4,167,054	—	4,167,054
Floating Rate Loan Interests	—	153,110,464	$14,187,053	167,297,517
Non-Agency Mortgage-Backed Securities	—	314,762	—	314,762
Investment Companies	$23,042	—	—	23,042
Warrants	—	2,853	—	2,853
Short-Term Securities	3,235,985	—	—	3,235,985
Unfunded Loan Commitments	—	5,415	—	5,415
Liabilities:
Unfunded Loan Commitments		(1,499)		(1,499)

Total	$3,259,027	$161,276,670	$14,187,053	$178,722,750

BLACKROCK DEFINED OPPORTUNITY CREDIT TRUST	MAY 31, 2014	14

Schedule of Investments (continued)	BlackRock Defined Opportunity Credit Trust (BHL)

	Level 1	Level 2	Level 3	Total

Derivative Financial Instruments[1]
Assets:
Foreign currency exchange contracts	—	$45,997	—	$45,997
Liabilities:
Credit contracts	—	(94,504)	—	(94,504)
Foreign currency exchange contracts	—	(691)		(691)

Total	—	$(49,198)	—	$(49,198)

[1]	Derivative financial instruments are swaps and foreign currency exchange contracts. Swaps and foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of May 31, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total

Assets:
Cash	$266,118	—	—	$266,118
Cash pledged as collateral for over-the-counter derivatives	900,000	—	—	900,000
Foreign currency at value	21,818	—	—	21,818
Liabilities:
Bank borrowings payable	—	$(43,000,000)	—	(43,000,000)

Total	$1,187,936	$(43,000,000)	—	$(41,812,064)

There were no transfers between levels during the period ended May 31, 2014.

BLACKROCK DEFINED OPPORTUNITY CREDIT TRUST	MAY 31, 2014	15

Schedule of Investments (concluded)	BlackRock Defined Opportunity Credit Trust (BHL)

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Floating Rate Loan Interests	Total
Assets:
Opening Balance, as of August 31, 2013	$4,422,403	$21,940,408	$26,362,811
Transfers into Level 3[1]	--	4,704,598	4,704,598
Transfers out of Level 3[2]	(2,563,707)	(7,898,624)	(10,462,331)
Accrued discounts/premiums	3,620	31,168	34,788
Net realized gain	102,464	46,818	149,282
Net change in unrealized appreciation/ depreciation[3]	(104,185)	(34,139)	(138,324)
Purchases	--	5,565,158	5,565,158
Sales	(1,860,595)	(10,168,334)	(12,028,929)
Closing Balance, as of May 31, 2014	--	$14,187,053	$14,187,053
Net change in unrealized appreciation/depreciation on investments still held at May 31, 2014[4]	--	$23,785	$23,785

[1]	As of August 31, 2013, the Fund used observable inputs in determining the value of certain investments. As of May 31, 2014, the Fund used significant unobservable inputs in determining the value of the same investments. As a result, investments with a beginning of period value of $4,704,598 transferred from Level 2 to Level 3 in the disclosure hierarchy.
[2]	As of August 31, 2013, the Fund used significant unobservable inputs in determining the value of certain investments. As of May 31, 2014, the Fund used observable inputs in determining the value of the same investments. As a result, investments with a beginning of period value of $10,462,331 transferred from Level 3 to Level 2 in the disclosure hierarchy.
[3]	Any difference between Net change in unrealized appreciation/depreciation and Net change in unrealized appreciation/depreciation on investments still held at May 31, 2014 is generally due to investments no longer held or categorized as Level 3 at period end.

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information inputs could result in a significantly lower or higher value of such Level 3 investments.

BLACKROCK DEFINED OPPORTUNITY CREDIT TRUST	MAY 31, 2014	16

Item 2 – Controls and Procedures

2(a) –     The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –     There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Defined Opportunity Credit Trust

By: /s/ John M. Perlowski

John M. Perlowski

Chief Executive Officer (principal executive officer) of

BlackRock Defined Opportunity Credit Trust

Date: July 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John M. Perlowski

John M. Perlowski

Chief Executive Officer (principal executive officer) of

BlackRock Defined Opportunity Credit Trust

Date: July 23, 2014

By: /s/ Neal J. Andrews

Neal J. Andrews

Chief Financial Officer (principal financial officer) of

BlackRock Defined Opportunity Credit Trust

Date: July 23, 2014